Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning balance at Dec. 31, 2017	$ 626	$ 47,431	$ 70,426	$ (77)	$ (2,667)	$ 115,739
Beginning balance, shares at Dec. 31, 2017	6,256,063			2,608
Net income			13,651			13,651
Other comprehensive income (loss)					(2,353)	(2,353)
Cash dividends declared			(5,643)			(5,643)
Acquisition of treasury stock				$ (194)		(194)
Acquisition of treasury stock, shares				5,921
Stock options exercised	$ 3	449		$ 68		$ 520
Stock options exercised, shares	25,950			2,325		28,275
Sale of treasury stock for ESOP		1		$ 122		$ 123
Sale of treasury stock for ESOP, shares				(3,734)
Compensation expense related to stock options		237				237
Restricted stock awards	$ 1	204				205
Restricted stock awards, shares	13,100
Ending balance, shares at Dec. 31, 2018	6,295,113			2,470
Ending balance at Dec. 31, 2018	$ 630	48,322	78,434	$ (81)	(5,020)	122,285
Net income			14,215			14,215
Other comprehensive income (loss)					6,207	6,207
Cash dividends declared			(6,113)			(6,113)
Acquisition of treasury stock				$ (428)		(428)
Acquisition of treasury stock, shares				12,797
Stock options exercised	$ 3	635				$ 638
Stock options exercised, shares	32,350					32,350
Sale of treasury stock for ESOP		18		$ 109		$ 127
Sale of treasury stock for ESOP, shares				(3,260)
Compensation expense related to stock options		208				208
Restricted stock awards	$ 1	288				289
Restricted stock awards, shares	13,100
Ending balance, shares at Dec. 31, 2019	6,340,563			12,007
Ending balance at Dec. 31, 2019	$ 634	$ 49,471	$ 86,536	$ (400)	$ 1,187	$ 137,428